Annual Fund Operating Expenses	Jan. 28, 2026
LARGE CAP FUND - Class F Prospectus | SIMT Large Cap Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	0.98%
LARGE CAP VALUE FUND - Class F Prospectus | SIMT LARGE CAP VALUE FUND | CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	0.94%
LARGE CAP GROWTH FUND - Class F Prospectus | SIMT LARGE CAP GROWTH FUND | CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	0.98%
LARGE CAP INDEX FUND - Class F Prospectus | SIMT Large Cap Index Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	0.64%
TAX-MANAGED LARGE CAP FUND - Class F Prospectus | SIMT TAX-MANAGED LARGE CAP FUND | CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	0.91%
S&P 500 INDEX FUND - Class F Prospectus | SIMT S&P 500 Index Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	0.54%
SMALL CAP FUND - Class F Prospectus | SIMT Small Cap Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	1.23%
SMALL CAP VALUE FUND - Class F Prospectus | SIMT SMALL CAP VALUE FUND | CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.24%
SMALL CAP GROWTH FUND - Class F Prospectus | SIMT SMALL CAP GROWTH FUND | CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.24%
TAX-MANAGED SMALL/MID CAP FUND - Class F Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND | CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.24%
MID-CAP FUND - Class F Prospectus | SIMT MID CAP FUND | CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	0.99%
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | SIMT US MANAGED VOLATILITY FUND | CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.14%
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.24%
Tax-Managed Managed Volatility Fund - Class F Prospectus | SIMT Tax-Managed Managed Volatility Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.14%
Tax-Managed International Managed Volatility Fund - Class F Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.73%
Expenses (as a percentage of Assets)	1.38%
REAL ESTATE FUND - Class F Prospectus | SIMT REAL ESTATE FUND | CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.24%
CORE FIXED INCOME FUND - Class F Prospectus | SIMT CORE FIXED INCOME FUND | CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	0.74%
HIGH YIELD BOND FUND - Class F Prospectus | SIMT HIGH YIELD BOND FUND | CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	0.99%
CONSERVATIVE INCOME FUND - Class F Prospectus | SIMT Conservative Income Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	0.59%
TAX-FREE CONSERVATIVE INCOME FUND - Class F Prospectus | SIMT Tax-Free Conservative Income Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	0.59%
REAL RETURN FUND - Class F Prospectus | SIMT Real Return Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	0.70%
DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | SIMT Dynamic Asset Allocation Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.58%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	1.18%
Management of the Fund	0.60%
Management of the Subsidiary	none
Other Expenses of the Subsidiary	none
MULTI-STRATEGY ALTERNATIVE FUND - Class F Prospectus | SIMT Multi-Strategy Alternative Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Remainder of Other Expenses	0.60%
Dividends on Shorts	0.59%
Other Expenses (as a percentage of Assets):	1.19%
Acquired Fund Fees and Expenses	0.24%
Expenses (as a percentage of Assets)	2.93%	[1]
LARGE CAP FUND - Class I Prospectus | SIMT Large Cap Fund | SIMT Large Cap Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.84%
Expenses (as a percentage of Assets)	1.23%
LARGE CAP VALUE FUND - Class I Prospectus | SIMT LARGE CAP VALUE FUND | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.84%
Expenses (as a percentage of Assets)	1.19%
LARGE CAP GROWTH FUND - Class I Prospectus | SIMT LARGE CAP GROWTH FUND | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.83%
Expenses (as a percentage of Assets)	1.23%
S&P 500 Index Fund - Class I Prospectus | SIMT S&P 500 Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.76%
Expenses (as a percentage of Assets)	0.79%
SMALL CAP FUND - Class I Prospectus | SIMT Small Cap Fund | SIMT Small Cap Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.83%
Expenses (as a percentage of Assets)	1.48%
SMALL CAP VALUE FUND - Class I Prospectus | SIMT SMALL CAP VALUE FUND | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.84%
Expenses (as a percentage of Assets)	1.49%
SMALL CAP GROWTH FUND - Class I Prospectus | SIMT SMALL CAP GROWTH FUND | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.84%
Expenses (as a percentage of Assets)	1.49%
MID-CAP FUND - Class I Prospectus | SIMT MID CAP FUND | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.84%
Expenses (as a percentage of Assets)	1.24%
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | SIMT US MANAGED VOLATILITY FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.84%
Expenses (as a percentage of Assets)	1.39%
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.84%
Expenses (as a percentage of Assets)	1.49%
REAL ESTATE FUND - Class I Prospectus | SIMT REAL ESTATE FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.84%
Expenses (as a percentage of Assets)	1.49%
CORE FIXED INCOME FUND - Class I Prospectus | SIMT CORE FIXED INCOME FUND | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.71%
Expenses (as a percentage of Assets)	0.99%
HIGH YIELD BOND FUND - Class I Prospectus | SIMT HIGH YIELD BOND FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.81%
Expenses (as a percentage of Assets)	1.30%
REAL RETURN FUND - Class I Prospectus | SIMT Real Return Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.73%
Expenses (as a percentage of Assets)	0.95%
LARGE CAP FUND - Class Y Prospectus | SIMT Large Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.73%
LARGE CAP VALUE FUND - Class Y Prospectus | SIMT LARGE CAP VALUE FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.69%
LARGE CAP GROWTH FUND - Class Y Prospectus | SIMT LARGE CAP GROWTH FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.73%
TAX-MANAGED LARGE CAP FUND - Class Y Prospectus | SIMT TAX-MANAGED LARGE CAP FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.66%
SMALL CAP FUND - Class Y Prospectus | SIMT Small Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.98%
SMALL CAP VALUE FUND - Class Y Prospectus | SIMT SMALL CAP VALUE FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.99%
SMALL CAP GROWTH FUND - Class Y Prospectus | SIMT SMALL CAP GROWTH FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.99%
TAX-MANAGED SMALL/MID CAP FUND - Class Y Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.99%
MID-CAP FUND - Class Y Prospectus | SIMT MID CAP FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.74%
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.89%
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.99%
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT Tax-Managed Managed Volatility Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.89%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.13%
REAL ESTATE FUND - Class Y Prospectus | SIMT REAL ESTATE FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.99%
CORE FIXED INCOME FUND - Class Y Prospectus | SIMT CORE FIXED INCOME FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.49%
HIGH YIELD BOND FUND - Class Y Prospectus | SIMT HIGH YIELD BOND FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.74%
CONSERVATIVE INCOME FUND - Class Y Prospectus | SIMT Conservative Income Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.34%
TAX-FREE CONSERVATIVE INCOME FUND - Class Y Prospectus | SIMT Tax-Free Conservative Income Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.34%
REAL RETURN FUND - Class Y Prospectus | SIMT Real Return Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.45%
DYNAMIC ASSET ALLOCATION FUND - Class Y Prospectus | SIMT Dynamic Asset Allocation Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.33%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.93%
Management of the Fund	0.60%
Management of the Subsidiary	none
Other Expenses of the Subsidiary	none
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | SIMT Multi-Strategy Alternative Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Remainder of Other Expenses	0.35%
Dividends on Shorts	0.59%
Other Expenses (as a percentage of Assets):	0.94%
Acquired Fund Fees and Expenses	0.24%
Expenses (as a percentage of Assets)	2.68%	[2]
MULTI-ASSET ACCUMULATION FUND - Class F Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.59%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.34%
Management of the Fund	0.75%
Management of the Subsidiary	none
Other Expenses of the Subsidiary	none
MULTI-ASSET INCOME FUND - Class F Prospectus | SIMT MULTI-ASSET INCOME FUND | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.61%
Expenses (as a percentage of Assets)	1.21%
MULTI-ASSET INFLATION MANAGED FUND - Class F Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.03%
Remainder of Other Expenses	0.60%
Dividends on Shorts	0.11%
Other Expenses (as a percentage of Assets):	0.74%
Expenses (as a percentage of Assets)	1.29%
Management of the Fund	0.55%
Management of the Subsidiary	none
Other Expenses of the Subsidiary	none
Total Other Expenses of the Fund	0.74%
MULTI-ASSET CAPITAL STABILITY FUND - Class F Prospectus | SIMT MULTI-ASSET CAPITAL STABILITY FUND | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	0.98%
MULTI-ASSET ACCUMULATION FUND - Class Y Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.34%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.09%
Management of the Fund	0.75%
Management of the Subsidiary	none
Other Expenses of the Subsidiary	none
MULTI-ASSET INCOME FUND - Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.96%
MULTI-ASSET INFLATION MANAGED FUND - Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.03%
Remainder of Other Expenses	0.35%
Dividends on Shorts	0.11%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.04%
Management of the Fund	0.55%
Management of the Subsidiary	none
Other Expenses of the Subsidiary	none
Total Other Expenses of the Fund	0.49%
MULTI-ASSET CAPITAL STABILITY FUND - Class Y Prospectus | SIMT MULTI-ASSET CAPITAL STABILITY FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.73%

[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.